Net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss per share

Note 12 — Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. For stock options that were exercised by employees issuing promissory notes to the Company, the shares of Common Stock issued under such exercises are not included in the calculation of basic net loss per share until the underlying promissory notes are fully paid or forgiven.

Diluted net loss per share is computed in a similar manner, but it also includes the effect of potential common shares outstanding during the period, when dilutive. Potential common shares include outstanding stock options, convertible Preferred Stock, warrants for Common Stock and warrants for Preferred Stock. The dilutive effect of potentially dilutive common shares is reflected in diluted net loss per share by application of the treasury stock method for stock options and warrants, and by application of the if-converted method for the Preferred Stock. Deposits received for the repayment of the promissory notes for the exercise of stock options are considered in the calculation of diluted net loss per share, in the event the effect is dilutive. To the extent these potential common shares are antidilutive, they are excluded from the calculation of diluted net loss per share.

The following table presents the computation of basic and diluted net loss per share for the periods presented:

	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Numerator:
Net loss	$(8,466,666)	$(12,119,063)	$(9,870,349)	$(2,009,737)	$(38,664,100)	$(47,196,324)	$(20,781,989)	$(4,225,794)
Denominator:
Basic shares:
Weighted-average common shares, basic	6,373,206	9,122,514	6,373,206	1,297,671	6,373,206	7,779,617	6,373,206	1,295,923
Diluted shares:
Weighted-average common shares, diluted	6,373,206	9,122,514	6,373,206	1,297,671	6,373,206	7,779,617	6,373,206	1,295,923
Net loss per share attributable to common stockholders:
Basic	$(1.33)	$(1.33)	$(1.55)	$(1.55)	$(6.07)	$(6.07)	$(3.26)	$(3.26)
Diluted	$(1.33)	$(1.33)	$(1.55)	$(1.55)	$(6.07)	$(6.07)	$(3.26)	$(3.26)

The following weighted average shares of the potentially dilutive outstanding securities for the three months ended and six months ended June 30, 2021 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive given the net loss attributable to common shares. Therefore, the diluted net loss per share are the same as the basic net loss per share for the periods presented.

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Anti-dilutive securities
Outstanding stock options – stock plan	9,603,895	12,646,221	9,603,895	12,646,221
Non plan option grants	155,556	—	155,556	—
Convertible Preferred Stock	66,927,034	66,927,034	66,927,034	66,927,034
Warrants for Common Stock	8,219,254	8,219,254	8,219,254	8,219,254
Warrants for Preferred Stock	156,745	156,745	156,745	156,745
Options and RSAs exercised under notes receivables	11,327,631	3,201,729	11,327,631	3,201,729
Total anti-dilutive securities	96,390,115	91,150,983	96,390,115	91,150,983

Note 11 — Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. For stock options that were exercised by employees issuing promissory notes to the Company, the shares of Common Stock issued under such exercises are not included in the calculation of basic net loss per share until the underlying promissory notes are fully paid or forgiven.

Diluted net loss per share is computed in a similar manner, but it also includes the effect of potential common shares outstanding during the period, when dilutive. Potential common shares include outstanding stock options, convertible Preferred Stock, warrants for Common Stock and warrants for Preferred Stock. The dilutive effect of potentially dilutive common shares is reflected in diluted net loss per share by application of the treasury stock method for stock options and warrants, and by application of the if-converted method for the Preferred Stock. Deposits received for the repayment of the promissory notes for the exercise of stock options are considered in the calculation of diluted net loss per share, in the event the effect is dilutive. To the extent these potential common shares are anti-dilutive, they are excluded from the calculation of diluted net loss per share.

The following table presents the computation of basic and diluted net loss per share for the periods presented:

	Year Ended December 31,
	2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common
Numerator:
Net loss	$(59,814,813)	$(12,504,064)	$(33,979,564)	$(6,673,052)
Denominator:
Basic shares:
Weighted-average common shares, basic	6,373,206	1,332,295	6,373,206	1,251,598
Diluted shares:
Weighted-average common shares, diluted	6,373,206	1,332,295	6,373,206	1,251,598
Net loss per share attributable to common stockholders:
Basic	$(9.39)	$(9.39)	$(5.33)	$(5.33)
Diluted	$(9.39)	$(9.39)	$(5.33)	$(5.33)

The following weighted average shares of the potentially dilutive outstanding securities for the years ended December 31, 2020 and 2019 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive given the net loss attributable to common shares. Therefore, the diluted net loss per share is the same as the basic net loss per share for the periods presented.

	December 31,
	2020	2019
Anti-dilutive securities
Outstanding stock options – stock plan	5,022,616	10,622,626
Non plan option grants	175,000	—
Convertible Preferred Stock	63,035,778	45,377,418
Warrants for Common Stock	8,219,254	7,837,575
Warrants for Preferred Stock	156,745	156,745
Options and RSAs exercised under notes receivables	11,327,631	3,201,729
Total anti-dilutive securities	87,937,024	67,196,093